Taxes on Income (Details) - Schedule of deferred tax liabilities and assets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Carryforward tax losses	$ 9,494	$ 4,426
Share-based compensation expenses	1,853	934
Research and development expenses	3,605	2,666
Allowance and other reserves	6,672	2,685
Operating lease liabilities	2,622	2,820
Total gross deferred tax assets	24,246	13,531
Less, Valuation Allowance	(19,735)
Total deferred tax assets	4,511	13,531
Deferred tax liabilities:
Operating lease ROU assets	(2,690)	(2,670)
Intangible assets	(1,539)	(1,007)
Others	(826)	(515)
Total gross deferred tax liabilities	(5,055)	(4,192)
Net deferred tax assets (liabilities)	$ (544)	$ 9,339